Non-Cash Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jul. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	May 30, 2022	Sep. 27, 2021	Jul. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding				$ 0.3
Weighted-average period of unvested employee shares outstanding				1 year 10 months 24 days
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding				$ 14.9
Weighted-average period of unvested employee shares outstanding				2 years 9 months 18 days
Weighted average grant-date fair value of share options granted				$ 0.77	$ 4.49
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period				1 year
2020 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year			1.00%
Terms of share option plan				The ESPP provides for an annual increase beginning on January 1, 2022 in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	347,447		347,447
Ordinary shares reserved for issuance			347,447	486,471
Purchase price of ordinary shares, percentage of fair market value			85.00%
Percentage of employee's compensation eligible			15.00%
Number of shares purchased				149,254
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized			5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year			10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year			4.00%
Terms of share option plan				Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year	1,434,184	1,434,198
Percentage of number of ordinary shares outstanding	4.00%	4.00%
Service based options, vesting period				4 years
Vesting percentage				25.00%
General vesting period				3 years
2020 Plan | Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized			3,474,469					2,424,156
Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized						2,000,000	3,400,000